Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Summary of Inventories

(in millions €)	December 31, 2024	December 31, 2023
Raw materials and supplies	268.1	347.5
Unfinished goods	7.3	4.0
Finished goods	7.9	6.2
Total	283.3	357.7